Group cash flow statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
Cash flows from consolidated operations	[1]	$ 21,822	$ 19,705	$ 15,655
Dividends from equity accounted units		594	669	800
Cash flows from operations		22,416	20,374	16,455
Net interest paid		(569)	(537)	(612)
Dividends paid to holders of non-controlling interests in subsidiaries		(683)	(376)	(420)
Tax paid		(5,289)	(4,549)	(3,602)
Net cash generated from operating activities		15,875	14,912	11,821
Cash flows from investing activities
Purchases of property, plant and equipment and intangible assets		(6,189)	(5,488)	(5,430)
Disposals of subsidiaries, joint ventures, unincorporated joint operations and associates		10	(80)	7,733
Purchases of financial assets	[2]	(5)	(43)	(1,572)
Sales of financial assets	[2]	63	83	19
Sales of property, plant and equipment and intangible assets		45	49	586
Net funding of equity accounted units		(43)	(33)	(9)
Acquisitions of subsidiaries, joint ventures and associates		0	0	(5)
Other investing cash flows		(437)	11	(1)
Net cash (used)/generated in investing activities		(6,556)	(5,501)	1,321
Cash flows before financing activities		9,319	9,411	13,142
Cash flows from financing activities
Equity dividends paid to owners of Rio Tinto		(6,132)	(10,334)	(5,356)
Proceeds from additional borrowings		125	80	54
Repayment of borrowings	[3]	(721)	(203)	(2,300)
Lease principal payments		(324)	(315)	0
Proceeds from issue of equity to non-controlling interests		129	101	85
Own shares purchased from owners of Rio Tinto		(208)	(1,552)	(5,386)
Other financing cash flows		1	4	(48)
Net cash flows used in financing activities		(7,130)	(12,219)	(12,951)
Effects of exchange rates on cash and cash equivalents		165	(54)	151
Net increase/(decrease) in cash and cash equivalents		2,354	(2,862)	342
Opening cash and cash equivalents less overdrafts		8,027	10,889	10,547
Closing cash and cash equivalents less overdrafts		$ 10,381	$ 8,027	$ 10,889

[1]

(a) Cash flows from consolidated operations
Profit after tax for the year		10,400	6,972	13,925
Adjustments for:
– Taxation		4,991	4,147	4,242
– Finance items		1,751	648	33
– Share of profit after tax of equity accounted units		(652)	(301)	(513)
– Net losses/(gains) on consolidation and disposal of interests in businesses	36	—	291	(4,622)
– Impairment charges of investments in equity accounted units after tax	6	339	—	—
– Impairment charges	6	904	3,487	132
– Depreciation and amortisation		4,279	4,384	4,015
– Provisions (including exchange differences on provisions)		894	753	1,011
Utilisation of provisions		(582)	(539)	(620)
Utilisation of provision for post-retirement benefits	25	(192)	(205)	(219)
Change in inventories		(281)	28	(587)
Change in receivables and other assets		(562)	163	(421)
Change in trade and other payables		558	(191)	476
Other items(d)		(25)	68	(1,197)
		21,822	19,705	15,655

[2]	In 2020, the Group received net proceeds of US$58 million (2019 and 2018 net purchase of US$28 million and US$1.6 billion respectively) from its sales and purchases of investments within a separately managed portfolio of fixed income instruments. Purchases and sales of these securities are reported on a net cash flow basis within “Sales of financial assets” or “Purchases of financial assets” depending on the overall net position at each reporting date.
[3]	On 11 May 2020, we repaid our €402 million (nominal value) Rio Tinto Finance plc Euro Bonds on their maturity. The cash outflow relating to the repayment of the bonds and the realised loss on the derivatives have been recognised within "Repayment of borrowings and associated derivatives" in the Group cash flow statement and totalled US$526 million.